Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Sep. 26, 2016
Document Effective Date	Sep. 30, 2016
Prospectus Date	Sep. 30, 2016
Dreyfus Emerging Markets Debt Local Currency Fund | Class A
Prospectus:
Trading Symbol	DDBAX
Dreyfus Emerging Markets Debt Local Currency Fund | Class C
Prospectus:
Trading Symbol	DDBCX
Dreyfus Emerging Markets Debt Local Currency Fund | Class I
Prospectus:
Trading Symbol	DDBIX
Dreyfus Emerging Markets Debt Local Currency Fund | Class Y
Prospectus:
Trading Symbol	DDBYX
Dreyfus Equity Income Fund | Class A
Prospectus:
Trading Symbol	DQIAX
Dreyfus Equity Income Fund | Class C
Prospectus:
Trading Symbol	DQICX
Dreyfus Equity Income Fund | Class I
Prospectus:
Trading Symbol	DQIRX
Dreyfus Equity Income Fund | Class Y
Prospectus:
Trading Symbol	DQIYX